Other operating income and expenses	12 Months Ended
Dec. 31, 2023
Other operating income and expenses
Other operating income and expenses

Note 21. Other operating income and expenses

Other operating income and expenses break down as follows:

	As of December 31,
(in thousands of euros)	2021	2022	2023
Proceeds - Disposals of fixed assets	9	—	—
Reversal of provisions - CIR 2013-2015	2,377	—	—
Reversal of provisions - tax litigation	1,497	180	—
Reversal of provisions - AMR penalties	880	114	—
Reversal of impairment on the carry back receivable	333	—	—
Total other operating income	2,720	294	—
Disposals of assets	—	(9)	—
Provision for risk on payroll taxes	(51)	—	—
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015	(1,584)	—	—
Late payment interest on CIR 2013-2015	—	(123)	—
Waiver of CIR 2017 claim	(640)	—	—
CIR provision	(137)	—	—
Transaction costs	(952)	(121)	(44)
Total other operating expenses	(3,364)	(254)	(44)
Other operating income (expenses)	(644)	40	(44)

During 2023, other operating income and expenses are exclusively due to transaction costs.

During 2022, other operating income and expenses decreased respectively by €2.4 million and €3.1 million compared to 2021.

During 2021, other operating income were mainly composed of:

(i)

The progress of discussions with the French tax authorities concerning the tax credit for the years 2013 to 2015. As a result, a reversal of the provision for tax risks on the CIR for the years 2013 to 2015, for €1.5 million, was recorded against an accrued expense of €1.6 million;

(ii)

The progress of exchanges with the French tax authorities concerning the CIR for the year 2017. As a result, a reversal of a provision for tax risk on the CIR for fiscal year 2017, in the amount of €0.9 million, and a waiver of a receivable for €0.6 million have been recorded;

(iii)

The full allowance of the carry back receivable recorded at December 31, 2020 for €0.3 million has been reversed in full and a tax charge is also recognized for the same amount. Consequently, the net impact on the consolidated income statement is zero; and

(iv)

Insurance costs relating to the Public Offering of Securities Insurance taken out in connection with the Company’s IPO on the Nasdaq Global Market in July 2020 for an amount of €0.8 million over fiscal year 2021.